Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Unrecognised deferred tax assets
Tax losses and tax credits	$ 3,028	$ 2,687
Total unrecognised deferred tax assets	9,669	8,607
Unrecognised deferred tax liabilities
Total unrecognised deferred tax liabilities	2,901	3,194
Investments, including foreign tax credits [Member]
Unrecognised deferred tax assets
Temporary differences	1,659	856
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,216	2,500
Australian petroleum resource rent tax [Member]
Unrecognised deferred tax assets
Temporary differences	2,282	2,293
Unrecognised deferred tax liabilities
Taxable temporary differences relating to unrecognised deferred tax asset for PRRT	685	694
Mineral rights [Member]
Unrecognised deferred tax assets
Temporary differences	2,263	2,293
Other [Member]
Unrecognised deferred tax assets
Temporary differences	$ 437	$ 478